EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation expense summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 11,989,334	$ 24,072,394	$ 12,774,217
Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,478,499	7,927,356	3,420,299
Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	657,499	424,819	737,431
Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	216,877	226,752
Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	222,876
Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,055,090	4,434,166	2,154,756
Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	310,334	196,570	318,201
Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	307,833	124,235
Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	905,237	1,841,494	2,038,051
Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,785,321	1,664,611	1,006,451
Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	578,727	596,434	500,182
Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,019,675	4,357,412	1,619,696
Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	339,322	418,839	479,869
Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	835,591	1,640,468	327,020
Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	276,443	219,238	172,261
DeLamar deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	4,032,230	3,296,333	2,066,996
DeLamar deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,478,499	1,164,217	368,944
DeLamar deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	657,499	424,819	737,431
DeLamar deposit [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
DeLamar deposit [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
DeLamar deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,023,359	762,001	240,249
DeLamar deposit [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	310,344	196,570	318,201
DeLamar deposit [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	124,235
DeLamar deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	153,982	0
DeLamar deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
DeLamar deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	282,847	231,544	162,816
DeLamar deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
DeLamar deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	279,682	238,965	239,985
DeLamar deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
DeLamar deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	141,865	8,001,430	4,155,676
Florida Mountain deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	5,089,592	2,310,366
Florida Mountain deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Florida Mountain deposit [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Florida Mountain deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	20,952	2,628,087	1,195,220
Florida Mountain deposit [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Florida Mountain deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	11,159	0	321,755
Florida Mountain deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	50,114	103,877	88,451
Florida Mountain deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	59,640	179,874	239,884
Florida Mountain deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Florida Mountain deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	12,435	1,067,752	1,192,207
War Eagle deposit [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	601,761	740,989
War Eagle deposit [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
War Eagle deposit [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
War Eagle deposit [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	10,779	445,944	446,690
War Eagle deposit [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
War Eagle deposit [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	17,232	0
War Eagle deposit [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,656	2,815	4,528
War Eagle deposit [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
War Eagle deposit [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	23,438	1,914,051	704,535
Other deposits [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	1,071,786	0
Other deposits [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0
Other deposits [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	598,134	272,597
Other deposits [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Other deposits [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	2,492	222,359	405,750
Other deposits [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	20,946	21,772	26,188
Other deposits [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Other deposits [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	7,779,366	9,792,828	4,654,803
Joint expenses [Member] | Contract exploration drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member] | Contract metallurgical drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member] | Contract condemnation drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	216,877	226,752
Joint expenses [Member] | Contract geotech drilling [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	222,876
Joint expenses [Member] | Exploration drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member] | Metallurgical drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member] | Condemnation drilling - other drilling labour & related costs [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	307,833	0
Joint expenses [Member] | Other exploration expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	891,586	1,447,921	1,310,546
Joint expenses [Member] | Other development expenses [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	1,785,321	1,664,611	1,006,451
Joint expenses [Member] | Land [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	223,164	236,426	218,829
Joint expenses [Member] | Permitting [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	3,019,675	4,357,412	1,619,696
Joint expenses [Member] | Metallurgy test work [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	0	0	0
Joint expenses [Member] | Technical reports and studies [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	835,591	1,640,468	327,020
Joint expenses [Member] | Community engagement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Expense arising from exploration for and evaluation of mineral resources	$ 276,443	$ 219,238	$ 172,261